Liquidity and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Liquidity and Going Concern

Note 2 – Liquidity and Going Concern

Historically, our primary ongoing source of cash has been dividends from Petrodelta and the sale of oil and gas properties. Currently, our source of cash is expected to be generated by accessing debt and/or equity markets and/or farm-downs.

Our primary ongoing use of cash has been to fund oil and gas exploration projects, debt, interest, and general and administrative costs. We require capital principally to fund the exploration and development of new oil and gas properties. As is common in the oil and gas industry, we have various contractual commitments pertaining to exploration, development and production activities. See Note 14 – Indonesia and Note 15 – Gabon for our contractual commitments.

The environments in which we operate are often difficult and the ability to operate successfully depends on a number of factors including our ability to control the pace of development, our ability to apply “best practices” in drilling and development, and the fostering of productive and transparent relationships with local partners, the local community and governmental authorities. Financial risks include our ability to control costs and attract financing for our projects. In addition, often the legal systems of certain countries are not mature and their reliability can be uncertain. This may affect our ability to enforce contracts and achieve certainty in our rights to develop and operate oil and natural gas projects, as well as our ability to obtain adequate compensation for any resulting losses. Our strategy depends on our ability to have significant influence over operations and financial control.

Our operations are subject to various risks inherent in foreign operations. These risks may include, among other things, loss of revenue, property and equipment as a result of hazards such as expropriation, nationalization, war, insurrection, civil unrest, strikes and other political risks, increases in taxes and governmental royalties, being subject to foreign laws, legal systems and the exclusive jurisdiction of foreign courts or tribunals, renegotiation of contracts with governmental entities, changes in laws and policies, including taxes, governing operations of foreign-based companies, currency restrictions and exchange rate fluctuations and other uncertainties arising out of foreign government sovereignty over our international operations. Our international operations may also be adversely affected by the U.S. Foreign Corrupt Practices Act and similar worldwide anti-corruption laws, laws and policies of the United States affecting foreign policy, foreign trade, taxation and the possible inability to subject foreign persons to the jurisdiction of the courts in the United States.

There are also a number of variables and risks related to our minority equity investment in Petrodelta that could significantly utilize our cash balances, and affect our capital resources and liquidity. Petrodelta’s capital commitments are determined by its business plan, and Petrodelta’s capital commitments are expected to be funded by internally generated cash flow. The total capital required to develop the fields in Venezuela may exceed Petrodelta’s available cash and financing capabilities, and there may be operational or contractual consequences due to this inability. Petrodelta’s ability to fully develop the fields in Venezuela will require a significant investment. Due to PDVSA’s liquidity constraints, PDVSA has not been providing the necessary monetary support and contractual adherence required by Petrodelta. If we are called upon to fund our share of Petrodelta’s operations, our failure to do so could be considered a default under the Contract of Conversion and cause the forfeiture of some or all our shares in Petrodelta.

Petrodelta currently represents our only source of earnings. Petrodelta also has a material impact on our results of operations for any quarter or annual reporting period. See Note 13 – Investment in Equity Affiliate – Petrodelta, S.A. Petrodelta operates under a business plan, the success of which relies heavily on the market price of oil. To the extent that market prices of oil decline, the business plan, and thus our equity investment and/or operations and/or profitability, could be adversely affected.

Operations in Venezuela are subject to various risks inherent in foreign operations. It is possible the legal or fiscal framework for Petrodelta could change and the Venezuela government may not honor its commitments. Our ability to implement or influence Petrodelta’s business plan, assure quality control and set the timing and pace of development could also be adversely impacted. No assurance can be provided that events beyond our control will not adversely affect the value of our minority investment in Petrodelta.

Between Petrodelta’s formation in October 2007 and June 2010, Petrodelta declared and paid dividends of $105.5 million to HNR Finance, B.V. (“HNR Finance”), a wholly owned subsidiary of Harvest Holding ($84.4 million net to our 80 percent interest in HNR Finance). See Note 18 – Related Party Transactions for a discussion of our obligations to our non-controlling interest holder, Vinccler, for any dividend received from Petrodelta. As discussed below, on November 12, 2010, Petrodelta’s board of directors declared a dividend of $30.6 million; however, such dividend has not been received. There is uncertainty with respect to the timing of the receipt of such dividend or whether future dividends will be declared and/or paid. We have and will continue to monitor our investment in Petrodelta. If the dividend receivable is deemed to not be collectible, or facts and circumstances surrounding our investment change, our results of operations and our investment in Petrodelta could be adversely impacted.

We have incurred losses from continuing operations since 2007 and negative cash flows since 2009 and have utilized the proceeds from the sale of property and debt to fund our operations. For the three months ended March 31, 2013, we generated net income attributable to Harvest of approximately $36.1 million and negative cash flows from operations of approximately $10.4 million. At March 31, 2013, we had retained earnings of approximately $217.5 million and working capital of approximately $14.1 million. We currently do not have any revenue or operating cash inflow and, as indicated above, historically our main source of cash has been dividends from Petrodelta. On November 12, 2010, Petrodelta’s board of directors declared a dividend of $30.6 million, $12.2 million net to HNR Finance ($9.8 million net to our 32 percent interest). The dividend was ratified by Petrodelta’s shareholders on March 14, 2011. Due to Petrodelta’s liquidity constraints caused by PDVSA’s insufficient monetary support and contractual adherence, this dividend has not yet been received, although it is due and payable.

We expect that for 2013 we will not generate revenue, will continue to generate losses from operations, and our cash flows will not be sufficient to cover our operating expense; therefore, expected continued losses from operations and use of cash will be funded through debt and/or equity financings, farm-downs, delay of the discretionary portion of our capital spending to future periods and/or operating cost reductions. To meet our capital needs, we are considering multiple alternatives, including, but not limited to, additional debt and/or equity financing, farm-downs, delay of the discretionary portion of our capital spending to future periods and/or operating cost reductions. Our ability to continue as a going concern also depends upon the success of our planned exploration and development activities. There can be no guarantee of future capital acquisition, fundraising or explorations success or that we will realize the value of our unevaluated exploratory well costs. We believe that we will continue to be successful in securing any funds necessary to continue as a going concern. However, our current cash position and our ability to access additional capital may limit our available opportunities or not provide sufficient cash for operations.

Failure to generate sufficient cash flow, raise additional capital through debt and/or equity financings, farm-downs, and/or further reduce operating costs could have a material adverse effect on our ability to meet our short- and long-term liquidity needs and achieve our intended long-term business objectives.

While we believe the issuance of additional equity securities, short- or long-term debt financing, farm-downs, delay of the discretionary portion of our capital spending to future periods and/or operating cost reductions could be put into place which would not jeopardize our operations and future growth plans, these circumstances raise substantial doubt about our ability to continue to operate as a going concern.

Our financial statements have been prepared under the assumption that we will continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. The accompanying consolidated condensed financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that could result should we be unable to continue as a going concern.

Note 2 – Liquidity and Going Concern

Historically, our primary ongoing source of cash has been dividends from Petrodelta and the sale of oil and gas properties. See Note 5 – Dispositions – Discontinued Operations. Currently, our source of cash is expected to be generated by accessing debt and/or equity markets, and/or farm-downs.

Our primary ongoing use of cash has been to fund oil and gas exploration projects, debt, interest, and general and administrative costs. We require capital principally to fund the exploration and development of new oil and gas properties. As is common in the oil and gas industry, we have various contractual commitments pertaining to exploration, development and production activities. See Note 14 – Indonesia and Note 15 – Gabon for our contractual commitments.

The environments in which we operate are often difficult and the ability to operate successfully depends on a number of factors including our ability to control the pace of development, our ability to apply “best practices” in drilling and development, and the fostering of productive and transparent relationships with local partners, the local community and governmental authorities. Financial risks include our ability to control costs and attract financing for our projects. In addition, often the legal systems of certain countries are not mature and their reliability can be uncertain. This may affect our ability to enforce contracts and achieve certainty in our rights to develop and operate oil and natural gas projects, as well as our ability to obtain adequate compensation for any resulting losses. Our strategy depends on our ability to have significant influence over operations and financial control.

Our operations are subject to various risks inherent in foreign operations. These risks may include, among other things, loss of revenue, property and equipment as a result of hazards such as expropriation, nationalization, war, insurrection, civil unrest, strikes and other political risks, increases in taxes and governmental royalties, being subject to foreign laws, legal systems and the exclusive jurisdiction of foreign courts or tribunals, renegotiation of contracts with governmental entities, changes in laws and policies, including taxes, governing operations of foreign-based companies, currency restrictions and exchange rate fluctuations and other uncertainties arising out of foreign government sovereignty over our international operations. Our international operations may also be adversely affected by the U.S. Foreign Corrupt Practices Act and similar worldwide anti-corruption laws, laws and policies of the United States affecting foreign policy, foreign trade, taxation and the possible inability to subject foreign persons to the jurisdiction of the courts in the United States.

There are also a number of variables and risks related to our minority equity investment in Petrodelta that could significantly utilize our cash balances, and affect our capital resources and liquidity. Petrodelta’s capital commitments are determined by its business plan, and Petrodelta’s capital commitments are expected to be funded by internally generated cash flow. The total capital required to develop the fields in Venezuela may exceed Petrodelta’s available cash and financing capabilities, and there may be operational or contractual consequences due to this inability. Petrodelta’s ability to fully develop the fields in Venezuela will require a significant investment. Due to PDVSA’s liquidity constraints, PDVSA has not been providing the necessary monetary support and contractual adherence required by Petrodelta. If we are called upon to fund our share of Petrodelta’s operations, our failure to do so could be considered a default under the Conversion Contract and cause the forfeiture of some or all our shares in Petrodelta.

Petrodelta currently represents our only source of earnings. Petrodelta also has a material impact on our results of operations for any quarter or annual reporting period. See Note 13 – Investment in Equity Affiliate – Petrodelta, S.A. Petrodelta operates under a business plan, the success of which relies heavily on the market price of oil. To the extent that market prices of oil decline, the business plan, and thus our equity investment and/or operations and/or profitability, could be adversely affected.

Operations in Venezuela are subject to various risks inherent in foreign operations. It is possible the legal or fiscal framework for Petrodelta could change and the Venezuela government may not honor its commitments. Our ability to implement or influence Petrodelta’s business plan, assure quality control and set the timing and pace of development could also be adversely impacted. No assurance can be provided that events beyond our control will not adversely affect the value of our minority investment in Petrodelta.

Between Petrodelta’s formation in October 2007 and June 2010, Petrodelta declared and paid dividends of $105.5 million to HNR Finance, B.V. (“HNR Finance”), a wholly owned subsidiary of Harvest Holding ($84.4 million net to our 32 percent interest). See Note 18 – Related Party Transactions for a discussion of our obligations to our non-controlling interest holder, Vinccler, for any dividend received from Petrodelta. As discussed below, on November 12, 2010, Petrodelta’s board of directors declared a dividend of $30.6 million; however, such dividend has not been received. There is uncertainty with respect to the timing of the receipt of such dividend or whether future dividends will be declared and/or paid. We have and will continue to monitor our investment in Petrodelta. Should the dividend receivable not be collected, or facts and circumstances surrounding our investment change, our results of operations and our investment in Petrodelta could be adversely impacted.

We have incurred losses from continuing operations since 2007 and negative cash flows since 2009 and have utilized the proceeds from the sale of property and debt to fund our operations. For the year ended December 31, 2012, we incurred a net loss attributable to Harvest of approximately $12.2 million and negative cash flows from operations of approximately $26.4 million. At December 31, 2012, we had retained earnings of approximately $181.4 million and working capital of approximately $40.5 million. We currently do not have any revenue or operating cash inflow and, as indicated above, historically our main source of cash has been dividends from Petrodelta. On November 12, 2010, Petrodelta’s board of directors declared a dividend of $30.6 million, $12.2 million net to HNR Finance ($9.8 million net to our 32 percent interest). The dividend was ratified by Petrodelta’s shareholders on March 14, 2011. Due to Petrodelta’s liquidity constraints caused by PDVSA’s insufficient monetary support and contractual adherence, this dividend has not yet been received, although it is due and payable. Our other main source of cash is the sale of assets. As discussed in Note 5 – Dispositions, on June 21, 2012, we announced entering into an agreement for the sale of our investment in Petrodelta. However, the buyer’s sole shareholder did not approve the transaction, and on February 19, 2013, we exercised our right to terminate the agreement.

We expect that for 2013 we will not generate revenue, will continue to generate losses from operations, and our cash flows will not be sufficient to cover our operating expense; therefore, expected continued losses from operations and use of cash will be funded through debt or equity financings, farm-downs, delay of the discretionary portion of our capital spending to future periods and/or operating cost reductions. To meet our capital needs, we are considering multiple alternatives, including, but not limited to, additional debt and/or equity financing, farm-down, delay of the discretionary portion of our capital spending to future periods and/or operating cost reductions. Our ability to continue as a going concern also depends upon the success of our planned exploration and development activities. There can be no guarantee of future capital acquisition, fundraising or explorations success or that we will realize the value of our unevaluated exploratory well costs. We believe that we will continue to be successful in securing any funds necessary to continue as a going concern. However, our current cash position and our ability to access additional capital may limit our available opportunities or not provide sufficient cash for operations.

Failure to generate sufficient cash flow, raise additional capital through debt or equity financings, farm-downs, and/or further reduce operating costs could have a material adverse effect on our ability to meet our short- and long-term liquidity needs and achieve our intended long-term business objectives.

While we believe the issuance of additional equity securities, short- or long-term debt financing, farm-downs, delay of the discretionary portion of our capital spending to future periods and/or operating cost reductions could be put into place which would not jeopardize our operations and future growth plans, these circumstances raise substantial doubt about our ability to continue to operate as a going concern.

The audit opinion on our financial statements as of and for the year ended December 31, 2012 includes an explanatory paragraph expressing substantial doubt regarding our ability to continue as a going concern. Our financial statements have been prepared under the assumption that we will continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that could result should we be unable to continue as a going concern.